FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

February 2, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             FundVantage Trust

1940 Act File No. 811-22027

1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the form of prospectus and form of statement of additional information for the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund and Gotham Total Return Fund, each dated February 1, 2016, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the prospectus and statement of additional information contained in the Post-Effective Amendment No. 127 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on January 28, 2016 (SEC Accession No. 0001104659-16-092102).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President & CEO

cc:                                Mr. James Shaw

Mr. John P. Falco, Esq.

Mr. John M. Ford, Esq.